Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events:

In July 2012, the Company exercised two options to acquire 11 mining concessions located in Mexico and related to its San Miguel project.  In consideration for the mining concessions, the Company has made cash payments totaling $1,693,000.   Included in the payment is a value added tax amount of $234,200 from the Mexican Government.